Shareholders Equity (USD $)	Common Stock	Discount on Common Stock	Additional Paid-In Capital	Members' Deficit	Retained Earnings (Deficit)	Total
Beginning Balance, Value (123113 Annual Restatement [Member])				$ (10,700)
Beginning Balance, Value at Dec. 31, 2011						(10,700)
Beginning Balance, Shares (123113 Annual Restatement [Member])
Net Loss (123113 Annual Restatement [Member])				(163,456)
Net Loss						(163,456)
Ending Balance, Value (123113 Annual Restatement [Member])				(174,156)
Ending Balance, Value at Dec. 31, 2012						(174,156)
Beginning Balance, Value (123113 Annual Restatement [Member])						(174,156)
Beginning Balance, Value at Dec. 31, 2012						(174,156)
Beginning Balance, Shares (123113 Annual Restatement [Member])
Shares issued due to conversion from LLC to C-Corp., Shares (123113 Annual Restatement [Member])	1,675,000,000
Shares issued due to conversion from LLC to C-Corp., Value (123113 Annual Restatement [Member])	16,750,000	(16,750,000)		174,156	(174,156)
Shares issued due to conversion from LLC to C-Corp., Value
Reverse stock split adjustment to issued and outstanding shares, Shares (123113 Annual Restatement [Member])	(1,340,000,000)
Reverse stock split adjustment to issued and outstanding shares, Value (123113 Annual Restatement [Member])	(13,400,000)	13,400,000
Reverse stock split adjustment to issued and outstanding shares, Value
Shares issued for services, Shares (123113 Annual Restatement [Member])	53,475,000
Shares issued for services, Value (123113 Annual Restatement [Member])	534,750	(320,850)
Shares issued for services, Value						213,900
Net Loss (123113 Annual Restatement [Member])					(479,195)
Net Loss						(479,195)
Ending Balance, Shares (123113 Annual Restatement [Member])	388,475,000
Ending Balance, Value (123113 Annual Restatement [Member])	3,884,750	(3,670,850)			(653,351)
Ending Balance, Value at Dec. 31, 2013						$ (439,451)